Stockholders' deficiency (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' deficiency [Abstract]
Summary of number of shares held in trust

Number of shares held in Trust

Balance - April 6, 2010	-
Shares issued to the DelMar Employee Share Purchase Trust	2,000,000
Shares transferred to employees and consultants for services	(325,000)
Founders shares acquired by the Trust	68,750

Balance - December 31, 2010	1,743,750
Shares transferred to employees and consultants for services	(200,000)
Founders shares acquired by the Trust	46,875

Balance - December 31, 2011	1,590,625
Shares transferred to employees and consultants for services	(1,590,625)

Balance - December 31, 2013 and 2012	-

Schedule of options outstanding under the plan

	Number of stock options outstanding	Weighted average exercise price

Balance - December 31, 2011	-	-
Granted	1,020,000	0.47

Balance – December 31, 2012	1,020,000	0.47
Granted	2,340,000	1.15
Cancelled	(120,000)	0.47

Balance – December 31, 2013	3,240,000	0.96

Schedule of stock options currently outstanding and exercisable

Exercise price $	Number outstanding at December 31, 2013	Weighted average remaining contractual life (years)	Weighted average exercise price $	Number exercisable at December 31, 2013	Exercise price $

0.47	900,000	8.08	0.47	726,333	0.47
1.05	2,040,000	9.62	1.05	584,296	1.05
1.54	180,000	9.25	1.54	180,000	1.54
2.30	120,000	9.42	2.30	70,000	2.30

	3,240,000		0.96	1,560,629	0.89

Schedule of stock options valuation assumptions using a Black-Scholes pricing model
	December 31, 2013 $	December 31, 2012 $

Dividend rate	0%	0%
Volatility	73% to 85%	74%
Risk-free rate	1.00%	1.25%
Term - years	1 to 3	2.1

Schedule of stock-based compensation expense
	Periods ended December 31,

	$2013	$2012

Research and development	522,725	196,281
General and administrative	580,484	76,313

	1,103,209	272,594

Schedule of unvested stock options

	Number of options	Weighted average exercise price $	Weighted average grant date fair value $

Unvested at December 31, 2011	-	-	-
Granted	1,020,000	0.47	0.30
Vested	(575,500)	0.47	0.30

Unvested at December 31, 2012	444,500	0.47	0.30
Granted	2,340,000	1.15	0.63
Cancelled	(120,000)	0.47	0.30
Vested	(985,129)	1.05	0.58

Unvested at December 31, 2013	1,679,371	1.08	0.59

Schedule of warrants

	Number of warrants	Amount $

Balance - December 31, 2011	-	-

Warrants issued for patents (i)	500,000	89,432
Warrants issued as unit issue costs (ii)	105,000	14,295
Warrants issued for services (iii)	345,000	49,379

Balance - December 31, 2012	950,000	153,106
Warrants issued as unit issue costs (iv)	5,250,000	6,288,594
Warrants exercised on a cashless basis (v)	(200,000)	(239,600)

Balance - December 31, 2013	6,000,000	6,202,100

i)
At December 31, 2011, the Company recognized the fair value of the 500,000 contingent Valent warrants (note 4). The contingent warrants were recognized in additional paid in capital at December 31, 2011 and have been reclassified to warrants when the warrants were issued on February 1, 2012. The warrants have an exercise price of CDN $0.50 per warrant and expire February 1, 2017.

ii)
The Company has issued broker warrants as finder’s fees in relation to the issuance of certain units. All of the warrants were issued on March 1, 2012 and have an exercise price of CDN $0.50 per warrant. Of the total, 100,000 expire March 1, 2015 and 5,000 expire March 1, 2014.

iii)
The Company has issued 345,000 warrants for investor relations services. The warrants were issued on February 1, 2012 and they vest in 12 equal installments over a 12-month period commencing on March 1, 2012. The warrants have an exercise price of CDN $0.50 per warrant and expire February 1, 2015.

iv)
As part of the Company’s unit offering the Company has issued 5,250,000 Placement Agent Warrants (note 8(f)). The Placement Agent Warrants have been recognized as non-cash issue costs and the costs have been allocated to common stock and derivative liability. The portion allocated to additional paid in capital was $4,087,586 and the portion allocated to derivative liability was $2,201,008. The Placement Agent warrants have been valued using a simulated probability valuation model using the following assumptions:  dividend rate - 0%, volatility - 104%, risk free rate - 1.0% and a term of five years.

v)	During the year ended December 31, 2013 200,000 Placement Agent Warrants were exercised on a cashless basis for 123,810 shares of common stock.

Schedule of outstanding warrants
Description	Number

CDN $0.50 warrants (note 7) (i)	2,189,000
Issued as broker warrants (ii)	105,000
Issued for patents (iii)	500,000
Issued for services (iv)	345,000
Investor Warrants (note 7) (v)	13,125,002
Dividend warrants (note 7)(vi)	3,250,007
Placement Agent (note 8(f))(vii)	5,050,000
Issued for services (viii)	300,000

Closing balance - December 31, 2013	24,864,009

i)
All of the warrants expire on January 25, 2014. They are exercisable at $1.20 per warrant until that date. A total of 20,000 warrants are exercisable for no additional consideration.  Subsequent to December 31, 2013 the 20,000 warrants were exercised for no additional consideration and the remaining 2,169,000 expired (note 13).

ii)
The Company has issued broker warrants as finder’s fees in relation to the issuance of certain of the CDN $0.50 units issued during the years ended December 31, 2011 and 2012. All of the warrants were issued on March 1, 2012 and have an exercise price of CDN $0.50 per warrant. Of the total, 100,000 expire March 1, 2015 and 5,000 expire March 1, 2014.  On March 1, 2014, 5,000 warrants expired (note 13).

iii)	The Company issued 500,000 warrants to Valent (note 4). The warrants have an exercise price of CDN $0.50 per warrant and expire February 1, 2017.

iv)
The Company has issued 345,000 warrants for investor relations services. The warrants were issued on February 1, 2012 and they vested in 12 equal installments over a 12-month period commencing on March 1, 2012. The warrants have an exercise price of CDN $0.50 per warrant and expire February 1, 2015.

v)
The Investor Warrants were issued as part of the Company’s $0.80 unit offering. They were issued in tranches on January 25, 2013, January 31, 2013, February 8, 2013, February 21, 2013, February 28, 2013, March 1, 2013, and March 6, 2013 respectively (note 8(f)). They are exercisable at $0.80 per warrant for five years commencing from their respective issue dates.

i)	The Dividend Warrants are exercisable at $1.25 per warrant until January 24, 2018.

ii)	The Placement Agent Warrants are exercisable at $0.80 per warrant until March 6, 2018 but can be exercised on a cashless basis. The Placement Agent Warrants were all issued on March 6, 2013.

iii)	The warrants are exercisable on a cashless basis at a price of $1.76 per warrant until September 12, 2018.